GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Payroll, consulting and benefits	$ 6,272	$ 7,468
Capital market	6,323	7,277
Office and administration	3,731	3,999
Professional and consulting fees	2,142	3,275
Business development	654	2,223
Investor relations	984	1,981
Marketing media	881	1,466
Listing fees	354	533
Total	21,341	28,222
Disclosure of attribution of expenses by nature to their function [table]
Capital market	6,323	7,277
Office and administration	3,731	3,999
Professional and consulting fees	2,142	3,275
Investor relations	984	1,981
Marketing media	881	1,466
Business development	654	2,223
Listing fees	354	533
General and administrative expense	$ 21,341	$ 28,222